Fees Summary	Jan. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 26,812,200
Previously Paid Amount	0.00
Total Fee Amount	3,702.76
Total Offset Amount	0.00
Net Fee	3,702.76
Narrative - Max Aggregate Offering Price	$ 26,812,200
Final Prospectus	true